Summary of Universal and Universal Variable Life Insurance Contracts With No Larger Guarantees Invested in general and Separate Accounts (Detail) (Universal Life [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Universal Life [Member]
Summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts
General account value	$ 1,954		$ 1,522	[1]
Separate account value	2,191		2,235	[1]
Adjusted insurance in force	$ 41,484	[2]	$ 36,956	[1],[2]
Average age	51 years	[3]	51 years	[1],[3]

[1]	Amounts above are based on all policies with no-lapse guarantees. Previously, only those policies with a no-lapse guarantee carrying a reserve were included in the disclosure.
[2]	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value.
[3]	Represents the weighted average attained age of contractholders.